FAIR VALUE MEASUREMENTS (Schedule of Fair Value Measurements for Each Class of Assets on Nonrecurring Basis) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
FAIR VALUE MEASUREMENTS [Line Items]
Available-for-sale debt investments					$ 50,000
Total loss	¥ 0	$ 0	¥ 0	¥ 713
Recurring [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Available-for-sale debt investments	50,000				7,272
Total loss | ¥	0
Nonrecurring [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used	117		632		17	$ 97
Total loss | ¥	¥ (7,768)		¥ (1,507)
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used					0	0
Nonrecurring [Member] | Significance Other Observable Inputs (Level 2) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used					0	0
Nonrecurring [Member] | Significant unobservable inputs (Level 3) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used					$ 117	$ 632